RELATED PARTY TRANSACTIONS (Details 3) - USD ($)	Jul. 31, 2017	Jul. 31, 2016
Related Party Transaction [Line Items]
Due to related parties	$ 2,538	$ 6,700
Kel-Ex Developments Ltd.
Related Party Transaction [Line Items]
Due to related parties	1,931	5,341
Metalex Ventures Ltd.
Related Party Transaction [Line Items]
Due to related parties	$ 607	$ 1,359